EQUITY METHOD INVESTMENT - Investment in Sun Solar (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 12, 2024
EQUITY METHOD INVESTMENT
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Amortization of intangible assets		$ 86,000	$ 27,000	$ 166,000	$ 112,000	$ 353,000	$ 412,000
Sun Solar LLC
EQUITY METHOD INVESTMENT
Units issued	1,000,000
Units outstanding	1,000,000
Sun Solar LLC | Seller
EQUITY METHOD INVESTMENT
Partners ownership percentage	60.00%
Sun Solar LLC
EQUITY METHOD INVESTMENT
Number of membership interest	400,000
Ownership Percentage	40.00%	40.00%		40.00%
Amount of product sales revenue		$ 1,966,000	$ 0	$ 3,816,000	$ 0
Issuance of shares for equity method investment	$ 7,125,000
Number of shares of stock issued during the period	468,750
Common stock, par value (in dollars per share)	$ 0.0001
Initial carrying amount of the investment	$ 7,125,000
Amortization of intangible assets		54,000		107,000
Sun Solar LLC | Customer relationships
EQUITY METHOD INVESTMENT
Basis difference amortization expense		46,000
Amount of purchase consideration	$ 940,000
Estimated useful life	5 years
Amortization of intangible assets				91,000
Sun Solar LLC | Trade name
EQUITY METHOD INVESTMENT
Basis difference amortization expense		$ 8,000
Amount of purchase consideration	$ 98,000
Estimated useful life	3 years
Amortization of intangible assets				$ 16,000